Remuneration System for the Management Board and Employees of the Group - 2018 Long-term Incentive Plan (Details) - 2018 Long-term Incentive Plan [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Incentive Plans [Line Items]
Personnel expenses	€ 54,967	€ 257,494	€ 720,764
Performance criteria	100.00%
Company factor	100.00%
Percentage of shares vested	25.00%
Top of range [member]
Long-term Incentive Plans [Line Items]
Performance criteria	300.00%
Company factor	200.00%
Bottom of range [member]
Long-term Incentive Plans [Line Items]
Performance criteria	0.00%
Company factor	0.00%
Weighted average [member]
Long-term Incentive Plans [Line Items]
Performance criteria	200.00%